EMPLOYEE BENEFIT PLANS - Liabilities relating to post-employment benefit and long-term benefit plans (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		$ 872,485	$ 853,058
Fair value Plan assets		34,248	29,113
Total Unfunded Post-employment and long-term benefit plans		838,237	823,945
Defined benefit pension plan
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		168,816	163,204
Defined benefit severance obligation plan
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		18,429	22,228
Retirement Pension Premium Plan and Senior Management Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		219,496	202,580
Other long term benefits
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		$ 465,744	$ 465,046
Post-employment benefit and long-term benefit plans
EMPLOYEE BENEFIT PLANS
Current service cost and interest cost	$ 135,415
Net actuarial gain or loss due to change in assumptions, demographic experience and foreign currency translation effect	$ 45,340